Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Maturities of Long Term Debt

The Term A Loans mature on February 2, 2019 and will begin amortizing on June 30, 2014 in quarterly installments paid on such date and on each September 30, December 31, March 31 and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
June 30, 2014-March 31, 2016	$3,750,000
June 30, 2016- March 31, 2017	$5,625,000
June 30, 2017-December 31, 2018	$11,250,000
Term A Loan Maturity Date	$168,750,000
Long-term debt matures as follows:

2014	$55,935
2015	$335,698
2016	$27,142
2017	$85,000
2018	$400,000
Later years	$1,035,027

LAMAR MEDIA CORP [Member]
Schedule of Maturities of Long Term Debt	Long-term debt matures as follows:

2014	$55,935
2015	$335,698
2016	$27,142
2017	$85,000
2018	$400,000
Later years	$1,035,027